Accounts receivable, trade (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts receivable, trade [Abstract]
Accounts receivable	$ 910	$ 48,161
Allowance for doubtful accounts		(98)
Accounts receivable, net	910	48,063
Balance at the beginning of the year	98
Addition		98
Disposal of a subsidiary	(98)
Balance at the end of the year		$ 98